Commitments and Contingencies - Additional Information (Details) $ in Thousands	1 Months Ended	3 Months Ended			12 Months Ended
	Aug. 29, 2022 USD ($)	Mar. 31, 2024 USD ($) titles	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2018	Dec. 31, 2017
Loss contingency accrual, payments			$ 95,250
International Gaming Technologies [Member]
Percentage of royalty on revenue						7.50%	7.50%
Long-term purchase commitment, period		10 years
Cost of revenue		$ 1,800		$ 2,000
DoubleU Games License Agreement [Member]
Number of titled games | titles		49
Game Development And Services Agreement With Double U Games [Member]
Services fees for game maintanance and product planning		$ 1,100
Maximum [Member]
Litigation settlement, amount awarded to other party	$ 145,250
Loss contingency accrual, payments				$ 95,250	$ 95,250
Maximum [Member] | International Gaming Technologies [Member]
Percentage of royalty on revenue		15.00%